Loans to third parties (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of loans to third parties

Borrower name	Maturities	Interest Rate	December 31, 2023	December 31, 2022

Fujian Mingzheng Construction Development Ltd.	August 2021 (extended to August 2023, repaid in February 2023)	4.4%	$—	$14,358
Jinhuo Chen	January 2021 (extended to January 2024, repaid in February 2023)	4.4%	—	43,075
Shenzhen Ledoufu Information Technology Ltd.	January 2023 (extended to December 2023)	18.0%	—	—
Total			$—	$57,433